Investment in Unconsolidated Subsidiary (Narrative) (Details) - USD ($)	Apr. 29, 2018	Dec. 31, 2017
Schedule of Equity Method Investments [Line Items]
Investment in unconsolidated subsidiary		$ 4,812,000
Deferred tax liability related to previous 39.16% ownership in LCB		$ 368,000
Liverpool Community Bank [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of equity interest in acquiree, before acquisition	39.16%
Deferred tax liability related to previous 39.16% ownership in LCB	$ 406,000